INCOME FROM INVESTMENTS	12 Months Ended
Jun. 30, 2021
Disclosure of Income From Investments [Abstract]
INCOME FROM INVESTMENTS

7.INCOME FROM INVESTMENTS

Income from investments consist of:

	Year Ended June 30,
	2021	2020
Fair value change on equity investments	$455,597	$1,196,085
Fair value change on bonds	(318,915)	(10,493)
Dividend income	110,293	103,968
Interest income	148,568	22,361
Income from investments	$395,543	$1,311,921